Net (Loss)/Earnings Per Share - Schedule of Earnings Per Share Basic And Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net loss	¥ (92,053)	$ (12,611)	¥ (229,838)	¥ (640,295)
Net loss attributable to non-controlling interests shareholders	300	41	9,383	25,520
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	672,170	92,087
Deemed dividend to convertible redeemable preferred share shareholders due to modifications and re-designation	(5,940)
Net accretion on convertible redeemable preferred shares to redemption value	(290,543)		(9,452)	(396,716)
Net (loss)/income attributable to ordinary shareholders of YXT.COM Group Holding Limited	283,934	$ 38,899	(229,907)	(1,011,491)
Dilution effect from deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	(672,170)
Dilution effect from deemed dividend to convertible redeemable preferred share shareholders due to modifications	5,940
Dilution effect from net accretion on convertible redeemable preferred shares to redemption value	290,543
Net loss attributable to ordinary shareholders-diluted	¥ (91,753)		¥ (229,907)	¥ (1,011,491)
- Weighted average number of ordinary shares - basic | shares	97,788,561	97,788,561	48,781,392	47,315,140
Weighted average number of ordinary shares from assumed conversion of the convertible redeemable preferred shares | shares	70,363,864	70,363,864
- Weighted average number of ordinary shares - diluted | shares	168,152,425	168,152,425	48,781,392	47,315,140
Net (loss)/income per share attributable to ordinary shareholders of YXT.COM Group Holding Limited
- Basic | (per share)	¥ 2.9	$ 0.4	¥ (4.71)	¥ (21.38)
- Diluted | (per share)	¥ (0.55)	$ (0.07)	¥ (4.71)	¥ (21.38)